                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       January, 2008
Payment Date                                                                                                2/15/2008
Transaction Month                                                                                                   1

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                  WEIGHTED AVG REMAINING
                                                           DOLLAR AMOUNT      # OF RECEIVABLES        TERM AT CUTOFF
                                                         -----------------   ------------------   ----------------------
Initial Pool Balance                                     $2,399,999,232.64              140,730              49.4 months

                                                           DOLLAR AMOUNT     NOTE INTEREST RATE    LEGAL FINAL MATURITY
                                                         -----------------   ------------------    --------------------
Original Securities:
   Class A-1 Notes                                       $  544,000,000.00             4.01760%        February 13, 2009
   Class A-2 Notes                                       $  710,400,000.00    one-month LIBOR+             July 15, 2010
   Class A-3a Notes                                      $  467,200,000.00               3.960%           April 15, 2012
   Class A-3b Notes                                      $  225,000,000.00    one-month LIBOR+            April 15, 2012
   Class A-4 Notes                                       $  133,500,000.00               4.370%         October 15, 2012
   Class B Notes                                         $   65,700,000.00               5.330%        February 15, 2013
   Class C Notes                                         $   43,800,000.00               6.570%            July 15, 2013
   Class D Notes                                         $   43,800,000.00               8.000%            July 15, 2014
                                                         -----------------
      Total                                              $2,233,400,000.00

II. AVAILABLE FUNDS

INTEREST:
   Interest Collections                                                                                   $ 9,236,609.39

PRINCIPAL:
   Principal Collections                                                                                  $59,090,888.61
   Prepayments in Full                                                                                    $20,990,185.65
   Liquidation Proceeds                                                                                   $    11,239.94
   Recoveries                                                                                             $         0.00
                                                                                                          --------------
      SUB TOTAL                                                                                           $80,092,314.20
                                                                                                          --------------
COLLECTIONS                                                                                               $89,328,923.59

PURCHASE AMOUNTS:
   Purchase Amounts Related to Principal                                                                  $   772,425.17
   Purchase Amounts Related to Interest                                                                   $     4,368.95
                                                                                                          --------------
      SUB TOTAL                                                                                           $   776,794.12

Clean-up Call                                                                                             $         0.00

   Reserve Account Draw Amount                                                                            $         0.00
   Net Swap Receipt - Tranche A-2                                                                         $   413,297.90
   Net Swap Receipt - Tranche A-3b                                                                        $   151,744.69

                                                                                                          --------------
AVAILABLE FUNDS                                                                                           $90,670,760.30

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                        January, 2008
Payment Date                                                                                                 2/15/2008
Transaction Month                                                                                                    1

III. DISTRIBUTIONS

                                                                                             CARRYOVER      REMAINING
AVAILABLE FUNDS                             CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL   AVAILABLE FUNDS
---------------                             -----------------   --------------   ---------   ---------   ---------------
Owner Trustee Fees and Expenses             $            0.00   $         0.00   $    0.00   $    0.00   $ 90,670,760.30
Indenture Trustee Fees and                  $            0.00   $         0.00   $    0.00   $    0.00   $ 90,670,760.30
Servicing Fee                               $    1,999,999.36   $ 1,999,999.36   $    0.00   $    0.00   $ 88,670,760.94
Net Swap Payment - Tranche A-2              $            0.00   $         0.00   $    0.00   $    0.00   $ 88,670,760.94
Net Swap Payment - Tranche A-3b             $            0.00   $         0.00   $    0.00   $    0.00   $ 88,670,760.94
Swap Termination Payment                    $            0.00   $         0.00   $    0.00   $    0.00   $ 88,670,760.94
Interest - Class A-1 Notes                  $    1,396,339.20   $ 1,396,339.20   $    0.00   $    0.00   $ 87,274,421.74
Interest - Class A-2b Notes                 $    2,081,455.23   $ 2,081,455.23   $    0.00   $    0.00   $ 85,192,966.51
Interest - Class A-3a Notes                 $    1,130,624.00   $ 1,130,624.00   $    0.00   $    0.00   $ 84,062,342.51
Interest - Class A-3b Notes                 $      687,994.69   $   687,994.69   $    0.00   $    0.00   $ 83,374,347.82
Interest - Class A-4 Notes                  $      356,519.17   $   356,519.17   $    0.00   $    0.00   $ 83,017,828.65
First Priority Principal Payment            $            0.00   $         0.00   $    0.00   $    0.00   $ 83,017,828.65
Interest - Class B Notes                    $      213,999.50   $   213,999.50   $    0.00   $    0.00   $ 82,803,829.15
Second Priority Principal Payment           $   29,022,481.00   $29,022,481.00   $    0.00   $    0.00   $ 53,781,348.15
Interest - Class C Notes                    $      175,857.00   $   175,857.00   $    0.00   $    0.00   $ 53,605,491.15
Third Priority Principal Payment            $   43,800,000.00   $43,800,000.00   $    0.00   $    0.00   $  9,805,491.15
Interest - Class D Notes                    $      214,133.33   $   214,133.33   $    0.00   $    0.00   $  9,591,357.82
Reserve Account Deposit                     $            0.00   $         0.00   $    0.00   $    0.00   $  9,591,357.82
Regular Principal Payment                   $  471,177,519.00   $ 9,591,357.82   $    0.00   $    0.00   $          0.00
Subordinated Swap Termination               $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Additional Trustee Fees and                 $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
Residual Released to Depositor              $            0.00   $         0.00   $    0.00   $    0.00   $          0.00
                                                                --------------
TOTAL                                                           $90,670,760.30

                                                                   PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment   $         0.00
                                                                      Second Priority Principal Payment  $29,022,481.00
                                                                      Third Priority Principal Payment   $43,800,000.00
                                                                      Regular Principal Payment          $ 9,591,357.82
                                                                                                         --------------
                                                                      TOTAL                              $82,413,838.82

IV. NOTEHOLDER PAYMENTS

                          NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS              TOTAL PAYMENT
                         ------------------------------   ------------------------------   -------------------------------
                                          PER $1,000 OF                    PER $1,000 OF                     PER $1,000 OF
                                             ORIGINAL                        ORIGINAL                           ORIGINAL
                             ACTUAL          BALANCE          ACTUAL          BALANCE          ACTUAL           BALANCE
                         --------------   -------------   -------------   --------------   --------------   --------------
Class A-1 Notes          $82,413,838.82   $      151.50   $1,396,339.20   $         2.57   $83,810,178.02   $       154.06
Class A-2 Notes          $         0.00   $        0.00   $2,081,455.23   $         2.93   $ 2,081,455.23   $         2.93
Class A-3a Notes         $         0.00   $        0.00   $1,130,624.00   $         2.42   $ 1,130,624.00   $         2.42
Class A-3b Notes         $         0.00   $        0.00   $  687,994.69   $         3.06   $   687,994.69   $         3.06
Class A-4a Notes         $         0.00   $        0.00   $  356,519.17   $         2.67   $   356,519.17   $         2.67
Class B Notes            $         0.00   $        0.00   $  213,999.50   $         3.26   $   213,999.50   $         3.26
Class C Notes            $         0.00   $        0.00   $  175,857.00   $         4.02   $   175,857.00   $         4.02
Class D Notes            $         0.00   $        0.00   $  214,133.33   $         4.89   $   214,133.33   $         4.89
                         --------------                   -------------                    --------------
TOTAL                    $82,413,838.82                   $6,256,922.12                    $88,670,760.94

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                       January, 2008
Payment Date                                                                                                2/15/2008
Transaction Month                                                                                                   1

V. NOTE BALANCE AND POOL INFORMATION

                                                     BEGINNING OF PERIOD                   END OF PERIOD
                                                           BALANCE         NOTE FACTOR        BALANCE        NOTE FACTOR
                                                     -------------------   -----------   -----------------   -----------
Class A-1 Notes                                      $  544,000,000.00       1.0000000   $  461,586,161.18     0.8485040
Class A-2 Notes                                      $  710,400,000.00       1.0000000   $  710,400,000.00     1.0000000
Class A-3a Notes                                     $  467,200,000.00       1.0000000   $  467,200,000.00     1.0000000
Class A-3b Notes                                     $  225,000,000.00       1.0000000   $  225,000,000.00     1.0000000
Class A-4 Notes                                      $  133,500,000.00       1.0000000   $  133,500,000.00     1.0000000
Class B Notes                                        $   65,700,000.00       1.0000000   $   65,700,000.00     1.0000000
Class C Notes                                        $   43,800,000.00       1.0000000   $   43,800,000.00     1.0000000
Class D Notes                                        $   43,800,000.00       1.0000000   $   43,800,000.00     1.0000000
                                                     -----------------       ---------   -----------------     ---------
TOTAL                                                $2,233,400,000.00       1.0000000   $2,150,986,161.18     0.9630994
POOL INFORMATION
   Weighted Average APR                                                         4.507%                            4.504%
   Weighted Average Remaining Term                                               49.40                             48.79
   Number of Receivables Outstanding                                           140,730                           138,546
   Pool Balance                                                      $2,399,999,232.64                 $2,319,126,565.64
   Adjusted Pool Balance (Pool Balance - YSOC Amount)                $2,189,591,639.84                 $2,116,777,519.00
   Pool Factor                                                               1.0000000                         0.9663030

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance                                                                              $   11,999,996.16
Targeted Credit Enhancement Amount                                                                     $   23,191,265.66
Yield Supplement Overcollateralization Amount                                                          $  202,349,046.64
Targeted Overcollateralization Amount                                                                  $  213,540,316.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                             $  168,140,404.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account                                                                              $   11,999,996.16
Reserve Account Deposits Made                                                                                       0.00
Reserve Account Draw Amount                                                                                         0.00
                                                                                                       -----------------
Ending Reserve Account Balance                                                                         $   11,999,996.16
Change in Reserve Account                                                                                          $0.00

Specified Reserve  Balance                                                                             $   11,999,996.16

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                        January, 2008
Payment Date                                                                                                 2/15/2008
Transaction Month                                                                                                    1

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                        # OF RECEIVABLES      AMOUNT
                                                                                        ----------------   -------------
Realized Loss                                                                                        160   $    7,927.63
(Recoveries)                                                                                           0   $        0.00
                                                                                                           -------------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $    7,927.63
Cumulative Net Losses Last Collection                                                                      $        0.00
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $    7,927.63

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                  0.00%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL BALANCE   # OF RECEIVABLES           AMOUNT
                                                               ---------------------   ----------------   --------------
31-60 Days Delinquent                                                           0.73%               895   $16,942,607.09
61-90 Days Delinquent                                                           0.01%                 7   $   117,305.35
91-120 Days Delinquent                                                          0.00%                 0   $         0.00
Over 120 Days Delinquent                                                        0.00%                 1   $     3,712.12
                                                                                ----              -----   --------------
TOTAL DELINQUENT RECEIVABLES                                                    0.74%               903   $17,063,624.56

REPOSSESION INVENTORY:

Repossesed in the Current Collection                                                                 16   $   320,681.03
Total Repossesed Inventory                                                                           15   $   320,681.03

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0000%
Current Collection Period                                                                                         0.0040%
Three Month Average                                                                                               0.0000%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0000%
Preceding Collection Period                                                                                       0.0000%
Current Collection Period                                                                                         0.0058%
Three Month Average                                                                                               0.0000%